Supplemental Condensed Combining Information (Details 1) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Operating Activities:
Net Income	$ 309,633	$ 280,576		$ 574,064	$ 527,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				356,813	336,126
Change in deferred taxes, net				(72,560)	692
Stock Option Compensation Expense				593	(1,403)
Dividend income from equity method investees				(3,533)	28,737
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				(168,463)	(93,529)
Inventories, net				(128,741)	(180,098)
Prepaid expenses, other current and non-current assets				68,165	(66,742)
Accounts payable, accrued expenses and other current and non-current liabilities				161,979	(7,651)
Income tax payable				(31,846)	1,818
Net cash provided by (used in) operating activities				832,450	561,607
Investing Activities:
Purchases of property, plant and equipment				(417,751)	(419,259)
Proceeds from sale of property, plant and equipment				6,314	4,291
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets				(100,591)	(434,697)
Proceeds from divestitures				34,432	3,310
Net cash (used in) provided by investing activities				(477,596)	(846,355)
Financing Activities:
Increase (decrease) of accounts receivable securitization program				14,250	72,000
Proceeds from exercise of stock options				53,762	40,753
Distributions to noncontrolling interests					97,047
Contributions from noncontrolling interests				22,453	25,323
Net cash (used in) provided by financing activities				(393,776)	247,370
Effect of exchange rate changes on cash and cash equivalents				(12,774)	(861)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(51,696)	(38,239)
Cash and cash equivalents at beginning of period			$ 682,777	633,855	682,777	$ 682,777
Cash and cash equivalents at end of period	582,159	644,538		582,159	644,538	633,855
Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income				450,316
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of loans from related parties					54,541
Financing Activities:
Long-term debt and capital lease obligations, net					351,059
Payment of dividends [N]					317,903
D GmbH [Member]
Operating Activities:
Net Income				7,570
FMCH [Member]
Operating Activities:
Net Income				186,197
FMC US Finance [Member]
Operating Activities:
Net Income				2,220
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income				2,220	2,188
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties				(412)	406
Accounts payable, accrued expenses and other current and non-current liabilities				0	0
Income tax payable				44	(1,707)
Net cash provided by (used in) operating activities				1,852	75
Financing Activities:
Long-term debt and capital lease obligations, net				(1,794)	(75)
Net cash (used in) provided by financing activities				(1,794)	(75)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				58	0
Cash and cash equivalents at end of period	59	0		59	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income				450,316	439,104
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(400,343)	(315,283)
Depreciation and amortization				235	340
Change in deferred taxes, net				(14,055)	(10,662)
(Gain) loss on sale of fixed assets and investments					0
Stock Option Compensation Expense				(1,421)	(1,403)
Dividend income from equity method investees				(5,567)	(43,411)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets				31,102	34,643
Accounts receivable from/payable to related parties				422,320	169,605
Accounts payable, accrued expenses and other current and non-current liabilities				27,531	17,335
Income tax payable				(7,367)	4,497
Net cash provided by (used in) operating activities				513,871	96,918
Investing Activities:
Purchases of property, plant and equipment				142	37
Proceeds from sale of property, plant and equipment					0
Disbursements of loans to related parties				(322,430)	194,357
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets				6,166	197,807
Net cash (used in) provided by investing activities				(308,041)	(392,201)
Financing Activities:
Short-term borrowings, net				53,000	226,862
Long-term debt and capital lease obligations, net				(13,390)
Proceeds from exercise of stock options				(41,978)	(37,604)
Payment of dividends [N]				263,244
Net cash (used in) provided by financing activities				(181,656)	297,622
Effect of exchange rate changes on cash and cash equivalents			259	(17,184)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				6,990	2,598
Cash and cash equivalents at beginning of period			13	117	13	13
Cash and cash equivalents at end of period	7,107	2,611		7,107	2,611	117
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income				7,570	3,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				24,362	26,497
Change in deferred taxes, net				1,407	411
(Gain) loss on sale of fixed assets and investments				(61)	(107)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				(9,829)	(3,245)
Inventories, net				(6,924)	(29,910)
Prepaid expenses, other current and non-current assets				(18,119)	(14,866)
Accounts receivable from/payable to related parties				(303,107)	(218,846)
Accounts payable, accrued expenses and other current and non-current liabilities				29,013	41,603
Net cash provided by (used in) operating activities				(275,688)	242,374
Investing Activities:
Purchases of property, plant and equipment				34,799	43,687
Proceeds from sale of property, plant and equipment				(223)
Disbursements of loans to related parties					188
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets				352	11,372
Net cash (used in) provided by investing activities				(34,928)	(54,871)
Financing Activities:
Short-term borrowings, net				311,337	(183,906)
Net cash (used in) provided by financing activities				311,337	(183,906)
Effect of exchange rate changes on cash and cash equivalents			(54)	(446)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				275	3,543
Cash and cash equivalents at beginning of period			4,490	5,722	4,490	4,490
Cash and cash equivalents at end of period	5,997	8,033		5,997	8,033	5,722
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income				186,197	334,029
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(350,006)	(374,253)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets				157,584	(21,933)
Accounts receivable from/payable to related parties				85,185	(28,110)
Accounts payable, accrued expenses and other current and non-current liabilities				5,179	(57)
Income tax payable				(106,726)	(26,207)
Net cash provided by (used in) operating activities				(22,587)	(60,311)
Investing Activities:
Disbursements of loans to related parties				141,454	(101,745)
Net cash (used in) provided by investing activities				141,454	101,745
Financing Activities:
Long-term debt and capital lease obligations, net				(118,867)	(41,434)
Net cash (used in) provided by financing activities				(118,867)	(41,434)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income				693,531	495,553
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				348,849	327,154
Change in deferred taxes, net				(54,569)	19,178
(Gain) loss on sale of fixed assets and investments				1,361	1,651
Dividend income from equity method investees				9,100	14,674
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				(159,047)	(90,574)
Inventories, net				(129,513)	(181,345)
Prepaid expenses, other current and non-current assets				(102,733)	(59,782)
Accounts receivable from/payable to related parties				(146,551)	75,880
Accounts payable, accrued expenses and other current and non-current liabilities				99,165	(65,393)
Income tax payable				64,312	16,137
Net cash provided by (used in) operating activities				607,719	372,025
Investing Activities:
Purchases of property, plant and equipment				396,502	394,161
Proceeds from sale of property, plant and equipment				(6,072)	4,103
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets				94,115	434,570
Proceeds from divestitures				(34,432)	3,310
Net cash (used in) provided by investing activities				(450,113)	(821,318)
Financing Activities:
Short-term borrowings, net				(320,062)	145,323
Long-term debt and capital lease obligations, net				180,593	119,027
Increase (decrease) of accounts receivable securitization program				14,250	(72,000)
Proceeds from exercise of stock options				(11,784)	(3,149)
Capital (decrease) increase				(42)	142,957
Distributions to noncontrolling interests				123,754	97,047
Contributions from noncontrolling interests				22,453	25,323
Net cash (used in) provided by financing activities				(214,694)	410,732
Effect of exchange rate changes on cash and cash equivalents			(1,066)	4,856
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(52,232)	(39,627)
Cash and cash equivalents at beginning of period			672,206	628,015	672,206	672,206
Cash and cash equivalents at end of period	575,783	632,579		575,783	632,579	628,015
Combining Adjustment [Member]
Operating Activities:
Net Income				(765,770)	(746,093)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				750,349	689,536
Depreciation and amortization				(16,633)	(17,865)
Change in deferred taxes, net				(5,343)	(8,235)
Write-off of loans from related parties					(54,541)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				413
Inventories, net				7,696	31,157
Prepaid expenses, other current and non-current assets				331	(4,804)
Accounts receivable from/payable to related parties				17,258	(13,122)
Accounts payable, accrued expenses and other current and non-current liabilities				1,091	(1,139)
Income tax payable				17,891	9,098
Net cash provided by (used in) operating activities				7,283	(89,474)
Investing Activities:
Purchases of property, plant and equipment				(13,692)	(18,626)
Disbursements of loans to related parties				180,976	(92,612)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets				(42)	(209,052)
Proceeds from divestitures					0
Net cash (used in) provided by investing activities				174,032	320,290
Financing Activities:
Long-term debt and capital lease obligations, net				(180,976)	(92,612)
Capital (decrease) increase				42	(142,957)
Net cash (used in) provided by financing activities				(188,102)	(235,569)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(6,787)	(4,753)
Cash and cash equivalents at beginning of period			$ 6,068	0	6,068	6,068
Cash and cash equivalents at end of period	$ (6,787)	$ 1,315		$ (6,787)	$ 1,315	$ 0